Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of intangible assets and accumulated amortization

Intangible assets and the related accumulated amortization were summarized as follows:

	As of December 31, 2024
	Gross Carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Online game licenses	146,403	(97,095)	(49,308)	—	—
Technology	369,214	(174,142)	(18,477)	176,595	24,193
Customer relationship	43,263	(43,263)	—	—	—
User base	49,511	(49,511)	—	—	—
Trademarks	17,967	(3,243)	(945)	13,779	1,888
Domain names	5,315	(5,024)	—	291	40
Non-compete agreements	1,610	(1,610)	—	—	—
Total	633,283	(373,888)	(68,730)	190,665	26,121

	As of December 31, 2023
	Gross Carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB
Online game licenses	144,751	(95,886)	(48,839)	26
Technology	363,466	(142,720)	(18,367)	202,379
Platform	77,919	(42,860)	(35,059)	—
Customer relationship	49,954	(47,077)	(2,877)	—
User base	48,788	(48,788)	—	—
Trademarks	33,546	(15,499)	(2,244)	15,803
Domain names	5,224	(4,873)	—	351
Non-compete agreements	1,610	(1,610)	—	—
Total	725,258	(399,313)	(107,386)	218,559

Schedule of future amortization expense	Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years and thereafter is as follows:

	For the year ending December 31,
	RMB	US$
2025	29,254	4,008
2026	28,403	3,891
2027	28,110	3,851
2028	27,919	3,825
2029	27,609	3,782
Thereafter	49,370	6,764
Total	190,665	26,121